Selected Quarterly Results of Operations - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2020
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 1,166,504	$ 1,160,290	$ 1,145,271	$ 1,104,632	$ 1,087,309	$ 1,066,254	$ 1,048,734	$ 1,086,343	$ 4,576,697		$ 4,288,640		$ 4,169,039
Operating income	171,686	169,314	163,651	160,146	154,330	154,919	149,244	140,200	664,797		598,693		594,758
Net income	$ 128,936	$ 128,466	$ 158,497	$ 133,602	$ 123,525	$ 146,150	$ 119,067	$ 299,632	$ 549,501	[1]	$ 688,374	[1]	$ 497,840	[1]
Basic earnings per share	$ 1.06	$ 1.05	$ 1.29	$ 1.07	$ 0.98	$ 1.15	$ 0.92	$ 2.29	$ 4.47		$ 5.36		$ 3.73
Diluted earnings per share	$ 1.05	$ 1.04	$ 1.28	$ 1.07	$ 0.97	$ 1.14	$ 0.91	$ 2.28	$ 4.44		$ 5.32		$ 3.71

[1]	In fiscal years 2022, 2021 and 2020, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.